Shareholder Report, Line Graph (Details) 194067_Innovator Growth-100 Power Buffer ETF - November_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 31, 2024	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - November
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Growth-100 Power Buffer ETF - November NAV
Accumulated Value	$ 10,000	$ 11,519
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Accumulated Value	10,000	$ 13,095
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Index
Accumulated Value	$ 10,000	$ 13,000